CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Cash Flows from Operating Activities:
Net income	$ 9,291,832	$ 1,140,255	$ 3,925,770
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on cash and marketable securities held in Trust Account	(17,925,167)	(3,184,242)	(7,277,660)
Unrealized loss on marketable securities held in Trust Account		54,826	68,050
Deferred tax provision	(294,084)		294,084
Changes in operating assets and liabilities:
Prepaid expenses	388,578	604,041	835,706
Accrued expenses	824,513	12,981	21,503
Income taxes payable	33,964	624,270	1,177,856
Net cash used in operating activities	(7,680,364)	(747,869)	(954,691)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account to pay franchise and income taxes	4,852,423		195,000
Cash withdrawn from Trust Account for working capital purposes	1,000,000		1,000,000
Net cash provided by investing activities	5,852,423		1,195,000
Net Change in Cash	(1,827,941)	(747,869)	240,309
Cash - Beginning of period	3,577,359	3,337,050	3,337,050
Cash - End of period	1,749,418	2,589,181	3,577,359
Supplemental cash flow information:
Cash paid for income taxes	4,793,590	2,416	$ 3,128
Non-Cash Investing and Financing Activities:
Re-Measurement for Class A common stock to redemption amount	$ 12,225,559	$ 1,366,624